ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Balance at the beginning of the period	$ 619	$ 825
Accruals	1,031	750
Utilization	(972)	(956)
Ending Balance	678	619
Accounts Payable and Accrued Liabilities [Member]
Short term Portion	335	506
Other Noncurrent Liabilities [Member]
Long term Portion	$ 343	$ 113